Note 26 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Year ended December 31,
2021	$18,076
2022	4,695
2023	2,557
2024	1,540
2025	1,540
Thereafter	4,904
$33,312